UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-13944

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

 /s/ Kenneth F. Palumbo     Greenwich, CT     November 15, 2010

SHUMWAY CAPITAL PARTNERS LLC FORMERLY REPORTED UNDER 13F FILING NO. 028-10734

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $4,493,775 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106   115398  1393355 SH       SOLE                  1393355        0        0
AIRGAS INC                     COM              009363102    22652   333368 SH       SOLE                   333368        0        0
ALCON INC                      COM SHS          H01301102    43321   259733 SH       SOLE                   259733        0        0
APACHE CORP                    COM              037411105    13763   140783 SH       SOLE                   140783        0        0
APPLE INC                      COM              037833100   516367  1819797 SH       SOLE                  1819797        0        0
BAIDU INC                      SPON ADR REP A   056752108   342754  3340029 SH       SOLE                  3340029        0        0
BP PLC                         SPONSORED ADR    055622104   114754  2787314 SH       SOLE                  2787314        0        0
CITIGROUP INC                  COM              172967101   392543100652169 SH       SOLE                100652169        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    25563   216566 SH       SOLE                   216566        0        0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201    10532   152594 SH       SOLE                   152594        0        0
CSX CORP                       COM              126408103     9272   167600 SH       SOLE                   167600        0        0
CVS CAREMARK CORPORATION       COM              126650100    87023  2765257 SH       SOLE                  2765257        0        0
DOLLAR GEN CORP NEW            COM              256677105    50275  1718796 SH       SOLE                  1718796        0        0
E M C CORP MASS                COM              268648102     1336    65800 SH       SOLE                    65800        0        0
EL PASO CORP                   COM              28336L109    88863  7177916 SH       SOLE                  7177916        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     6458  6000000 PRN      SOLE                  6000000        0        0
EQUINIX INC                    NOTE 3.000%10/1  29444UAG1     6623  6000000 PRN      SOLE                  6000000        0        0
GENZYME CORP                   COM              372917104    63819   901528 SH       SOLE                   901528        0        0
HEWLETT PACKARD CO             COM              428236103    93266  2216926 SH       SOLE                  2216926        0        0
ILLUMINA INC                   COM              452327109   111665  2269610 SH       SOLE                  2269610        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    27556   615500 SH  PUT  SOLE                   615500        0        0
LAS VEGAS SANDS CORP           COM              517834107   346605  9945623 SH       SOLE                  9945623        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    45721  4627662 SH       SOLE                  4627662        0        0
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109     8805   227469 SH       SOLE                   227469        0        0
MCAFEE INC                     COM              579064106    21709   459355 SH       SOLE                   459355        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    43840   770332 SH       SOLE                   770332        0        0
MERCADOLIBRE INC               COM              58733R102    21338   295625 SH       SOLE                   295625        0        0
NII HLDGS INC                  CL B NEW         62913F201    89083  2167474 SH       SOLE                  2167474        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    20761   360000 SH  PUT  SOLE                   360000        0        0
NOVO-NORDISK A S               ADR              670100205    44160   448600 SH       SOLE                   448600        0        0
PFIZER INC                     COM              717081103   357824 20840044 SH       SOLE                 20840044        0        0
PIONEER NAT RES CO             COM              723787107     7356   113111 SH       SOLE                   113111        0        0
PNC FINL SVCS GROUP INC        COM              693475105    87231  1680427 SH       SOLE                  1680427        0        0
POTASH CORP SASK INC           COM              73755L107    88423   613878 SH       SOLE                   613878        0        0
POTASH CORP SASK INC           COM              73755L107    86424   600000 SH  PUT  SOLE                   600000        0        0
PRICELINE COM INC              COM NEW          741503403   360289  1034304 SH       SOLE                  1034304        0        0
SANDISK CORP                   COM              80004C101    66966  1827167 SH       SOLE                  1827167        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    23288   700385 SH       SOLE                   700385        0        0
SHIRE PLC                      SPONSORED ADR    82481R106    12384   184065 SH       SOLE                   184065        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   265638  2076756 SH       SOLE                  2076756        0        0
TARGET CORP                    COM              87612E106   132482  2479088 SH       SOLE                  2479088        0        0
UNION PAC CORP                 COM              907818108   114895  1404586 SH       SOLE                  1404586        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    49388  1270920 SH       SOLE                  1270920        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     6732   300000 SH       SOLE                   300000        0        0
WILLIAMS COS INC DEL           COM              969457100     4164   217901 SH       SOLE                   217901        0        0
YUM BRANDS INC                 COM              988498101    44466   965400 SH       SOLE                   965400        0        0
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